MESSAGE
To Our Shareholders

Shareholders of the Trust benefited from a significant decline in the general level of interest rates over the course of 1995. The powerful bond market rally, one of the strongest on record, reflects a period of moderate economic growth and a stable price environment. The absence of inflationary pressures has been the primary force behind the bond market's strength; however, strong institutional demand for bonds, especially by insurance companies, and prospects for meaningful federal budget reform have also helped to fuel the rally.

Total investment return (price change and reinvested distributions) for Portfolio S in fiscal 1995 was 13.1%. Monthly dividends totaled $0.725 per share, producing an income yield of 7.69% based on a beginning net asset value of $9.43.

For the 1995 fiscal year, total investment return on Portfolio L was 15.3%. Aggregate monthly dividends were $0.107 per share, producing an income yield of 7.31% based on a beginning net asset value of $1.47.

During 1995 interest rates across the maturity spectrum dropped by approximately 20%, producing the biggest bull market in bonds in the last ten years and more than offsetting the record setting slump in 1994. Intermediate and long-term issues, due to their greater price sensitivity for a given change in interest rates, profited the most from the decline in yields.

Within the investment grade universe, corporate bonds turned in the best performance. Quality yield spreads, narrow at the beginning of the year, contracted further and today are at their narrowest level in a long time.
In a business environment characterized by low inflation and moderate economic growth, several years of strong earnings, ongoing cost reductions in corporate America and mergers financed with equity or only modest leverage, investors have been willing to accept a smaller yield premium on corporates when assuming credit risk. The general improvement in credit quality is reflected in the fact that quality rating upgrades by nationally recognized rating agencies have outnumbered downgrades for 1995 as a whole.

Mortgage issues' performance lagged compared to the rest of the major sectors of the bond market. This is not surprising in a setting of falling interest rates, given the refinancing risk inherent in all mortgages. Also negatively impacting performance and causing mortgage yield spreads to widen relative to Treasuries and corporates was less demand for mortgages by financial institutions. Because regulators and rating agencies are now establishing guidelines for risk-based capital ratios and are stress testing the sensitivity of mortgages (particularly complex collateralized mortgage obligation structures) to changes in interest rates, mortgages are not as attractive relative to other investment alternatives to certain investors.


OUTLOOK

After a robust advance in 1994, total U.S. economic growth decelerated in the past year. Currently the economy is growing below its long-term non-inflationary level of approximately 2.5%.

Several factors were responsible for the moderate pace of economic growth last year: the Federal Reserve's policy of monetary restraint; the dampening effect of fairly high consumer indebtedness; and a substantial buildup of inventories which began in the second half of 1994, holding down production of new goods as 1995 progressed. Inventories are probably still too high and until they are brought under better control, the manufacturing sector of the economy will be sluggish.

At the start of the new year, growth will remain below trend; however, aside from inventories, there are not any obvious excesses in the economy of the type that typically cause business recessions. Risks to this outlook are a weakening in export growth due to tepid economic conditions in Europe and Japan and a greater than expected slowing in capital spending. Capital spending has been robust and underpinning the economy for several years and as a result, coupled with softening demand, productive capacity has been growing. The need for new fixed investment by businesses is much less today than a year ago.

As we move through the year, the economy should benefit from the effects of lower interest rates, consumer wealth generated from the rise in the stock market and a bounceback in government spending. Due to the budget impasse in Washington, the federal government has been operating under continuing budget resolutions that have had the effect of dampening discretionary government spending in recent months. This fiscal drag should end once a budget accord is reached. The proposed deficit reduction plans, which call for a balanced budget by the year 2002, merely stabilize the deficit for the next year and would not result in actual reductions until fiscal 1998.

The Federal Reserve recently moved gingerly toward the side of easing, with a
 .25% reduction in the short-term rates it controls. Today's flat yield curve is indicative of further easing in 1996 anticipated by investors. Long-term rates are at their lowest levels in two years. With inflation well controlled and only moderate economic growth expected, long rates could move lower. The likelihood of a major selloff in the bond market, similar to what occurred in 1994 after the 1993 rally, seems remote due to the fact that inflationary expectations are actually declining and in general there is less leverage in the financial system compared to the outset of 1994.

INVESTMENT POLICY

The primary objectives of Babson Bond Trust are to attain a favorable total return over the long run, provide a high level of income, and maintain reasonable stability of principal.

Average credit quality for both Portfolio S and Portfolio L is higher than a year ago and reflects several rating upgrades to existing holdings and a preference to own higher rated issues in an environment of narrow yield spreads. Corporate holdings in the Trust upgraded over the course of 1995 were Cardinal Health and GMAC.

The Trust's portfolios are prudently diversified across Treasuries, federal agency-backed mortgages, asset-backed securities, U.S. Dollar pay Canadians and high- quality corporates. Names that were added to the portfolios in 1995 were Browning Ferris, Delta Air Lines, Virginia Electric Power, and Canadian National Railway.

Exposure to mortgage issues was increased during the year, after mortgage yield spreads relative to Treasury and corporate yields widened due to the negative impact falling interest rates had on the mortgage sector. Mortgages currently represent 25% of both portfolios.

The average maturity for Portfolio S is 4.2 years and for Portfolio L 8.0 years, after taking into consideration average life assumptions for mortgages and bonds that are trading to their call dates.

Sincerely,


Larry D. Armel
President

Babson Bond Trust, Portfolio _ L versus Lehman Brothers Aggregate Bond Index


Babson Bond Trust, Portfolio _ S versus Lehman Brothers Intermediate Gov't./ Corp. Index

Average annual compounded total returns for Portfolio L for one, five and ten year periods as of November 30, 1995, were 15.28%, 9.17% and 9.05%, respectively. For Portfolio S, total returns for one year, five years and the life of the Fund (inception April 19, 1988) were 13.10%, 8.18% and 8.07%, respectively. Performance data contained in this report is for past periods only. Past performance is not predictive of future performance. Investment return and share value will fluctuate, and redemption value may be more or less than original cost.

STATEMENT OF NET ASSETS
November 30, 1995

PORTFOLIO L

										  MARKET
MOODY'S                                                              PRINCIPAL     VALUE
RATING      DESCRIPTION                               AMOUNT         COST        (NOTE 1-A)
CORPORATE BONDS _ 54.91%
BANKS AND FINANCE _ 14.17%
  A1     Chemical Bank New York,
	   5.9805% subordinated notes,
	   due July 29, 2003                     $    4,650,000 $    4,641,863 $    4,557,000
  A3     First Union Corporation,
	   6.0469% notes, due July 22, 2003           2,500,000      2,495,000      2,450,000
  A1     Ford Capital B V,
	   10.125% notes, due November 15, 2000       2,500,000      3,029,690      2,919,150
  A3     General Motors Acceptance Corporation,
	   8.60% medium term notes,
	   due April 12, 1996                         2,000,000      1,994,560      2,014,680
  A3     General Motors Acceptance Corporation,
	   7.85% medium term notes,
	   due November 17, 1997                      4,500,000      4,436,370      4,666,950
  Aaa    Green Tree Financial Corporation,
	   CMO Series 92-1 REMIC Trust, Cl. A-3,
	   6.70% manufactured housing certificates,
	   due October 15, 2017                       2,750,000      2,741,562      2,792,955
  Aaa    Green Tree Securitized Net Interest
	   Margin Trust, Series 95-A,
	   7.25% certificates, due July 15, 2005        907,099        906,674        915,880
  Aaa    Merrill Lynch Mortgage Investors
	   Incorporated, Series 92-B REMIC Trust,
	   Cl. A-3, 8.30% manufactured housing
	   certificates, due April 15, 2012           2,350,000      2,340,453      2,450,603
						     22,157,099     22,586,172     22,767,218
COMMUNICATIONS _ 4.04%
  Aa1    BellSouth Savings & Employee Stock
	   Ownership Trust,
	   9.19% medium term notes,
	   due July 1, 2003                           1,199,326      1,306,965      1,336,601
  Baa3   Tele Communications, Incorporated,
	   7.25% senior notes, due August 1, 2005     1,500,000      1,448,362      1,500,825
  Baa3   Tele Communications, Incorporated,
	   8.75% debentures, due February 15, 2023    1,000,000      1,026,130      1,026,130
  Baa3   Time Warner Entertainment Company L P,
	   8.375% senior debentures,
	   due March 15, 2023                         2,500,000      2,697,700      2,633,100
						      6,199,326      6,479,157      6,496,656
INDUSTRIALS _ 11.48%
  A3     Cardinal Distribution, Incorporated,
	   8.00% notes, due March 1, 1997             2,900,000      2,916,850      2,960,813
  Baa2   Comdisco, Incorporated,
	   9.75% notes, due January 15, 1997          6,500,000      7,083,208      6,763,510
  A2     Cooper Industries, Incorporated,
	   7.87% medium term notes,
	   due November 18, 1998                      5,000,000      5,000,000      5,269,150
  Baa2   Georgia-Pacific Corporation,
	   9.625% debentures, due March 15, 2022      3,000,000      3,179,190      3,452,820
						     17,400,000     18,179,248     18,446,293
RETAILING _ 1.07%
  Baa3   K mart Corporation,
	   13.50% lease certificates,
	   due January 1, 2009                   $    1,500,000 $    1,549,215 $    1,717,470

TRANSPORTATION _ 4.15%
  A3     CSX Corporation,
	   9.50% notes, due August 1, 2000            5,000,000      5,350,145      5,669,850
  Baa2   Delta Air Lines Incorporated Del.,
	   Series 92-E,
	   8.54% equipment trust certificates,
	   due January 2, 2007                          938,448        988,796        995,562
						      5,938,448      6,338,941      6,665,412
U.S. DOLLAR DENOMINATED CANADIAN SECURITIES _ 14.98%
  Aa2    British Columbia Hydro and Power Authority,
	   Series FJ,
	   15.50% senior debentures,
	   due November 15, 2011                      2,450,000      3,022,012      2,819,411
  Baa2   Canadian National Railway Company,
	   7.00% notes, due March 15, 2004            2,600,000      2,513,124      2,663,492
  A2     Hydro-Quebec,
	   8.40% debentures, due January 15, 2022     5,250,000      5,177,363      5,918,325
  Aa3    Ontario Province of Canada,
	   15.75% debentures, due March 15, 2012      4,250,000      5,242,585      4,983,040
  A3     Saskatchewan Province of Canada,
	   9.375% debentures,
	   due December 15, 2020                      6,050,000      7,100,552      7,673,034
						     20,600,000     23,055,636     24,057,302
UTILITIES _ 5.02%
  Baa3   Long Island Lighting Company,
	   8.75% general & refunding bonds,
	   due February 15, 1997                      3,500,000      3,584,070      3,601,010
  Baa3   United Illuminating Company,
	   6.20% notes, due January 15, 1999          2,000,000      2,000,000      1,982,160
  A2     Virginia Electric & Power Company,
	  Series A,
	   7.00% 1st & refunding mortgage,
	   due January 1, 2024                        2,500,000      2,174,786      2,480,375
						      8,000,000      7,758,856      8,063,545

TOTAL CORPORATE BONDS _ 54.91%                       81,794,873     85,947,225     88,213,896

U.S. GOVERNMENTAL AGENCY, GOVERNMENT SECURITIES AND
GOVERNMENT SPONSORED ENTERPRISES _ 41.68% (All rated Aaa)
U.S. GOVERNMENTAL AGENCY _ 13.46%
	 Government National Mortgage Association,
	   7.50%, due March 15, 2007              $     229,722 $      206,319 $      235,718
	 Government National Mortgage Association,
	   7.50%, due July 15, 2007                     344,032        308,755        353,012
	 Government National Mortgage Association,
	   8.00%, due October 15, 2007                  518,273        487,176        542,165
	 Government National Mortgage Association,
	   9.50%, due April 15, 2016                     99,250         99,788        107,066
	 Government National Mortgage Association,
	   9.50%, due January 15, 2019                  290,496        289,134        312,646
	 Government National Mortgage Association,
	   8.00%, due May 15, 2022                      814,237        799,733        843,891
	 Government National Mortgage Association,
	   7.00%, due March 15, 2024                  4,783,028      4,684,378      4,793,455
	 Government National Mortgage Association,
	   8.50%, due August 15, 2024                   455,753        459,883        475,834
	 Government National Mortgage Association,
	   7.50%, due October 15, 2025               12,230,400     12,427,233     12,482,591
	 Small Business Administration guaranteed
	   development participation certificates,
	   Series 88-20 G,
	   9.80% debentures, due July 1, 2008           381,957        381,957        439,140
	 Small Business Administration guaranteed
	   development participation certificates,
	   Series 88-20 H,
	   10.05% debentures, due August 1, 2008        417,780        417,780        485,966
	 Small Business Administration guaranteed
	   development participation certificates,
	   Series 89-20 D,
	   10.05% debentures, due April 1, 2009         476,291        476,290        557,246
						     21,041,219     21,038,426     21,628,730
U.S. GOVERNMENT SECURITIES _ 19.20%
	 U.S. Treasury Bonds,
	   10.375%, due November 15, 2012             3,000,000      4,072,094      4,092,180
	 U.S. Treasury Bonds,
	   8.125%, due May 15, 2021                   4,300,000      5,093,148      5,305,813
	 U.S. Treasury Notes,
	   7.25%, due November 15, 1996               1,200,000      1,220,438      1,219,872
	 U.S. Treasury Notes,
	   6.50%, due May 15, 1997                    3,000,000      2,977,031      3,045,480
	 U.S. Treasury Notes,
	   8.50%, due May 15, 1997                    3,000,000      3,349,688      3,128,430
U.S. GOVERNMENT SECURITIES (Continued)
	 U.S. Treasury Notes,
	   6.375%, due January 15, 1999          $    1,000,000 $    1,013,906 $    1,025,780
	 U.S. Treasury Notes,
	   7.50%, due October 31, 1999                5,000,000      5,283,984      5,342,950
	 U.S. Treasury Notes,
	   6.25%, due August 31, 2000                   800,000        818,875        822,496
	 U.S. Treasury Notes,
	   6.25%, due February 15, 2003               3,400,000      3,370,198      3,512,098
	 U.S. Treasury Notes,
	   11.125%, due August 15, 2003               2,520,000      3,112,988      3,352,784
						     27,220,000     30,312,350     30,847,883
GOVERNMENT SPONSORED ENTERPRISES _ 9.02%
	 Federal Home Loan Mortgage Corporation,
	   7.61%, due October 20, 1999                3,000,000      3,001,875      3,108,750
	 Federal Home Loan Mortgage Corporation,
	   7.75%, due April 1, 2008                     495,041        447,857        499,596
	 Federal Home Loan Mortgage Corporation,
	   7.75%, due November 1, 2008                  160,294        152,174        162,089
	 Federal Home Loan Mortgage Corporation,
	   8.00%, due August 1, 2009                    112,394        106,275        114,574
	 Federal Home Loan Mortgage Corporation,
	   8.25%, due October 1, 2010                   717,697        652,961        731,118
	 Federal Home Loan Mortgage Corporation,
	   9.00%, due June 1, 2016                      314,622        329,271        326,987
	 Federal Home Loan Mortgage Corporation,
	   CMO Series 1003-C,
	   8.50%, due December 15, 2016               2,085,893      2,061,122      2,093,110
	 Federal Home Loan Mortgage Corporation,
	   8.00%, due October 1, 2018                   418,163        423,226        428,074
	 Federal Home Loan Mortgage Corporation,
	   7.50%, due February 1, 2021                1,926,860      1,873,872      1,968,403
	 Federal Home Loan Mortgage Corporation,
	   9.00%, due January 1, 2024                   198,663        208,471        207,206
	 Federal National Mortgage Association,
	   7.00%, due December 1, 2007                  854,956        816,986        855,127
	 Federal National Mortgage Association,
	   8.25%, due January 1, 2009                   384,292        373,126        393,707
	 Federal National Mortgage Association,
	   8.00%, due February 1, 2009                  487,981        469,894        499,594
GOVERNMENT SPONSORED ENTERPRISES (Continued)
	 Federal National Mortgage Association,
	   conventional mortgage pass-through,
	   8.50%, due July 1, 2013               $      155,008 $      130,449 $      159,224
	 Federal National Mortgage Association,
	   CMO Series 88-16B, guaranteed REMIC
	   pass-through,
	   9.50%, due June 25, 2018                     383,076        364,880        400,782
	 Federal National Mortgage Association,
	   CMO Series 90-52D, REMIC Trust,
	   9.30%, due May 25, 2019                    2,171,653      2,153,566      2,220,494
	 Federal National Mortgage Association,
	   9.25%, due August 1, 2020                    301,507        320,163        314,652
						     14,168,100     13,886,168     14,483,487

TOTAL U.S. GOVERNMENTAL AGENCY, GOVERNMENT SECURITIES
AND GOVERNMENT SPONSORED ENTERPRISES _ 41.68%        62,429,319     65,236,944     66,960,100

REPURCHASE AGREEMENT _ 2.16%
	 UMB Bank, n.a.,
		5.40%, due December 1, 1995
		(Collateralized by
		$3,534,263 U.S. Treasury Notes,
		7.625%, due April 30, 1996)           3,465,000      3,465,000      3,465,000

TOTAL INVESTMENTS _ 98.75%                        $ 147,689,192 $  154,649,169    158,638,996
Other assets less liabilities _ 1.25%                                               2,011,359
TOTAL NET ASSETS _ 100.00%
	(equivalent to $1.58 per share;
	101,594,585 shares outstanding)                                         $ 160,650,355


For federal income tax purposes, the identified cost of investments owned at November 30, 1995 was $154,649,169.

Net unrealized appreciation for federal income tax purposes was $3,989,827, which is comprised of unrealized appreciation of $5,325,399 and unrealized depreciation of $1,335,572.

  *Mortgage-backed securities.

    Ratings are not covered by the report of independent auditors.

See accompanying Notes to Financial Statements.

STATEMENT OF NET ASSETS
November 30, 1995
PORTFOLIO S

										     MARKET
MOODY'S                                                   PRINCIPAL                   VALUE
RATING      DESCRIPTION                                    AMOUNT         COST      (NOTE 1-A)
CORPORATE BONDS _ 57.42%
BANKS AND FINANCE _ 14.31%
  A1      Credithrift Financial Corporation,
	    9.76% medium term notes,
	    due September 18, 1998                     $    150,000 $    151,484 $    164,516
  A3      First Union Corporation,
	    6.0468% notes, due July 22, 2003              1,200,000    1,194,127    1,176,000
  A3      General Motors Acceptance Corporation,
	    8.60% medium term notes,
	    due April 12, 1996                              100,000       99,728      100,734
  A3      General Motors Acceptance Corporation,
	    7.85% medium term notes,
	    due November 17, 1997                           250,000      246,465      259,275
  A3      General Motors Acceptance Corporation,
	    8.40% notes, due October 15, 1999               800,000      837,116      865,184
  Aaa     Green Tree Financial Corporation,
	    CMO Series 92-1 REMIC Trust, Cl. A-3,
	    6.70% manufactured housing certificates,
	    due October 15, 2017                            750,000      748,008      761,715
  Baa3    Green Tree Securitized Net Interest
	    Margin Trust, Series 94-A,
	    6.90% certificates, due February 15, 2004       375,032      374,122      374,679
  Aaa     Merrill Lynch Mortgage Investors Incorporated,
	    Series 92-B REMIC Trust, Cl. A-2,
	    8.05% manufactured housing certificates,
	    due April 15, 2012                              500,000      499,375      507,185
  A2      World Savings & Loan Association,
	    Oakland, California,
	    10.25% subordinated notes,
	    due October 1, 1997                             500,000      582,590      536,075
							  4,625,032    4,733,015    4,745,363
COMMUNICATIONS _ 5.20%
  Aa1     BellSouth Savings & Employee Stock
	    Ownership Trust,
	    9.19% medium term notes, due July 1, 2003       553,477      604,959      616,828
  NR      Time Warner Entertainment Company L P,
	    8.875% senior notes, due October 1, 2012      1,000,000    1,139,733    1,105,100
							  1,553,477    1,744,692    1,721,928
INDUSTRIALS _ 14.81%
  A2      Browning Ferris Industries, Incorporated,
	    7.875% notes, due March 15, 2005                950,000      988,574    1,054,490
  A3      Cardinal Distribution, Incorporated,
	    8.00% notes, due March 1, 1997                  850,000      858,306      867,825
  A3      Cardinal Health, Incorporated,
	    6.50% notes, due February 15, 2004              650,000      634,083      651,150
  Baa2    Comdisco, Incorporated,
	    9.75% notes, due January 15, 1997             1,250,000    1,373,048    1,300,675
  A2      Cooper Industries, Incorporated,
	    7.87% medium term notes,
	    due November 18, 1998                           500,000      500,000      526,915
INDUSTRIALS (Continued)
  A2      John Deere Capital Corporation,
	    7.20% notes, due May 15, 1997              $    500,000 $    499,650 $    508,995
							  4,700,000    4,853,661    4,910,050
TRANSPORTATION  _ 9.42%
  A3      CSX Corporation,
	    8.25% notes, due November 1, 1996             1,000,000    1,024,330    1,021,320
  Baa2    Delta Air Lines Incorporated Del.,
	    Series 92-E,
	    8.54% equipment trust certificates,
	    due January 2, 2007                             750,758      790,731      796,449
  Baa1    Hertz Corporation,
	    10.125% senior subordinated notes,
	    due March 1, 1997                             1,000,000    1,055,310    1,048,950
  A3      Hertz Corporation,
	    9.625% senior notes, due June 15, 1996          250,000      263,063      254,523
							  3,000,758    3,133,434    3,121,242
U.S. DOLLAR DENOMINATED CANADIAN SECURITIES _ 9.13%
  Aa2     British Columbia Hydro and Power Authority,
	    Series FJ,
	    15.50% senior debentures,
	    due November 15, 2011                           750,000    1,062,368      863,085
  Baa2    Canadian National Railway Company,
	    7.00% notes, due March 15, 2004                 750,000      731,581      768,315
  Aa3     Ontario Province of Canada,
	    7.00% bonds, due August 4, 2005                 500,000      499,106      521,575
  Aa3     Ontario Province of Canada,
	    15.125% debentures, due May 1, 2011             800,000      933,553      873,312
							  2,800,000    3,226,608    3,026,287
UTILITIES _ 4.55%
  Baa3    Long Island Lighting Company,
	    8.75% general & refunding bonds,
	    due May 1, 1996                               1,000,000    1,023,120    1,013,670
  Baa3    United Illuminating Company,
	    6.20% notes, due January 15, 1999               500,000      500,000      495,540
							  1,500,000    1,523,120    1,509,210

TOTAL CORPORATE BONDS _ 57.42%                           18,179,267   19,214,530   19,034,080

U.S. GOVERNMENTAL AGENCY, GOVERNMENT SECURITIES AND
GOVERNMENT SPONSORED ENTERPRISES _ 38.76% (All rated Aaa)
U.S. GOVERNMENTAL AGENCY _ 14.66%
	  Government National Mortgage Association,
	    8.00%, due October 15, 2007              $       37,575 $     36,460 $     39,307
	  Government National Mortgage Association,
	    9.50%, due September 15, 2019                    32,156       31,123       34,581
	  Government National Mortgage Association,
	    8.00%, due December 15, 2022                    424,736      419,595      439,870
	  Government National Mortgage Association,
	    7.00%, due May 15, 2024                         963,616      943,741      965,716
	  Government National Mortgage Association,
	    8.50%, due August 15, 2024                    1,174,808    1,185,454    1,226,570
	  Government National Mortgage Association,
	    7.50%, due October 15, 2025                   2,038,401    2,071,206    2,080,433
	  Small Business Administration guaranteed
	    development participation certificates,
	    Series 88-20 G,
	    9.80% debentures, due July 1, 2008               63,659       63,660       73,190
							  4,734,951    4,751,239    4,859,667
U.S. GOVERNMENT SECURITIES _ 20.30%
	  U.S. Treasury Notes, 8.50%,
	    due May 15, 1997                              3,645,000    4,069,870    3,801,042
	  U.S. Treasury Notes, 7.50%,
	    due October 31, 1999                          1,000,000    1,056,796    1,068,590
	  U.S. Treasury Notes, 6.25%,
	    due February 15, 2003                           900,000      824,519      929,673
	  U.S. Treasury Notes, 11.125%,
	    due August 15, 2003                             700,000      864,718      931,329
							  6,245,000    6,815,903    6,730,634
GOVERNMENT SPONSORED ENTERPRISES _ 3.80%
	  Federal Home Loan Mortgage Corporation,
	    8.25%, due July 1, 2008                          73,338       70,038       74,438
	  Federal Home Loan Mortgage Corporation,
	    9.00%, due June 1, 2016                         242,017      253,287      251,528
	  Federal Home Loan Mortgage Corporation,
	    8.00%, due May 1, 2017                           67,200       62,069       68,807
	  Federal Home Loan Mortgage Corporation,
	    CMO Series 130-E,
	    9.00%, due May 15, 2021                         250,000      250,859      258,085
	  Federal National Mortgage Association,
	    7.00%, due December 1, 2007                     158,778      151,823      158,809
	  Federal National Mortgage Association,
	    8.25%, due January 1, 2009                       40,030       38,855       41,011
GOVERNMENT SPONSORED ENTERPRISES (Continued)
	  Federal National Mortgage Association,
	    CMO Series 90-52D, REMIC Trust,
	    9.30%, due May 25, 2019                    $    236,908 $    235,813 $    242,236
	  Federal National Mortgage Association,
	    9.25%, due October 1, 2020                      158,688      168,506      165,607
							  1,226,959    1,231,250    1,260,521

TOTAL U.S. GOVERNMENTAL AGENCY, GOVERNMENT SECURITIES
AND GOVERNMENT SPONSORED ENTERPRISES _ 38.76%            12,206,910   12,798,392   12,850,822

REPURCHASE AGREEMENT _ 3.48%
	  UMB Bank, n.a.,
		5.40%, due December 1, 1995
		(Collateralized by
		$1,178,088 U.S. Treasury Notes,
		7.625%, due April 30, 1996)               1,155,000    1,155,000    1,155,000

TOTAL INVESTMENTS _ 99.66%                            $  31,541,177 $ 33,167,922   33,039,902
Other assets less liabilities _ 0.34%                                                 112,346
TOTAL NET ASSETS _ 100.00%
	(equivalent to $9.90 per share;
	3,349,915 shares outstanding)                                            $ 33,152,248


For federal income tax purposes, the identified cost of investments owned at November 30, 1995 was $33,167,922.

Net unrealized depreciation for federal income tax purposes was $128,020, which is comprised of unrealized appreciation of $608,458 and unrealized depreciation of $736,478.

*Mortgage-backed securities.

Ratings are not covered by the report of independent auditors.

See accompanying Notes to Financial Statements.

STATEMENT OF ASSETS
AND LIABILITIES
November 30, 1995

						  PORTFOLIO L     PORTFOLIO S
ASSETS:
 Investments in securities:
 Corporate and general obligation bonds,
   at market value (identified cost
   $85,947,225 [L], $19,214,530 [S])             $   88,213,896 $  19,034,080
 U.S. governmental agency, government
   securities and government sponsored
   enterprises, at market value (identified cost
   $65,236,944 [L], $12,798,392 [S])                 66,960,100    12,850,822
 Repurchase agreement, at cost _
   approximates market value                          3,465,000     1,155,000
     Total investments                              158,638,996    33,039,902

   Interest receivable                                2,423,786       411,658
     Total assets                                   161,062,782    33,451,560

LIABILITIES AND NET ASSETS:
   Cash overdraft                                       260,127        45,097
   Payable for investments purchased                    152,300       254,215
     Total liabilities                                  412,427       299,312
NET ASSETS                                       $  160,650,355 $  33,152,248

NET ASSETS CONSIST OF:
Capital (capital stock and paid-in capital)      $  160,042,331 $  34,781,505
 Accumulated undistributed income (loss):
 Undistributed net investment income                    259,884         _
  Undistributed net realized loss on
  investment transactions                            (3,641,687)   (1,501,237)
    Net unrealized appreciation
    (depreciation) in value of investments            3,989,827      (128,020)
NET ASSETS APPLICABLE TO OUTSTANDING SHARES      $  160,650,355 $  33,152,248

Capital shares outstanding                          101,594,585     3,349,915

NET ASSET VALUE PER SHARE                        $         1.58 $        9.90

STATEMENT OF OPERATIONS
Year Ended November 30, 1995


						  PORTFOLIO L     PORTFOLIO S
INVESTMENT INCOME:
Income:
  Interest                                       $   12,028,674 $   2,477,693
Expenses (Note 2):
   Management fees                                    1,425,821       289,394
   Voluntary reduction of management fee                   _          (91,989)
   Registration fees and expenses                        27,133         5,841
						      1,452,954       203,246
     Net investment income (Note 1-B)                10,575,720     2,274,447

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Realized loss from investment transactions
  (excluding maturities of short-term commercial
  notes and repurchase agreements):
    Proceeds from sales of investments               71,286,514    16,749,034
    Cost of investments sold                         71,720,940    17,142,888
     Net realized loss from investment
     transactions                                      (434,426)     (393,854)
    Unrealized appreciation (depreciation)
    of investments:
      Beginning of year                              (7,730,911)   (1,962,358)
      End of year                                     3,989,827      (128,020)
    Unrealized appreciation of investments
    during the year                                  11,720,738     1,834,338
    Net gain on investments                          11,286,312     1,440,484
     Increase in net assets resulting from
     operations                                   $  21,862,032 $   3,714,931

STATEMENTS OF CHANGES
IN NET ASSETS
For The Two Years Ended November 30, 1995

								  1995                           1994
						       PORTFOLIO L     PORTFOLIO S     PORTFOLIO L     PORTFOLIO S
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income                              $   10,575,720 $    2,274,447  $   10,427,952 $     2,408,234
  Net realized loss from investment transactions           (434,426)      (393,854)     (3,218,360)     (1,112,752)
  Unrealized appreciation (depreciation)
  of investments during the year                         11,720,738      1,834,338     (12,094,931)     (2,071,566)
    Net increase (decrease) in net assets
    resulting from operations                            21,862,032      3,714,931      (4,885,339)       (776,084)
DISTRIBUTIONS TO SHAREHOLDERS FROM:**
  Net investment income                                 (10,575,720)    (2,274,447)    (10,427,952)     (2,408,234)
  Net realized gain from investment transactions              _                               _
                                                         (4,852,549)      (537,830)
    Total distributions to shareholders                 (10,575,720)    (2,274,447)    (15,280,501)     (2,946,064)
INCREASE (DECREASE) FROM CAPITAL SHARE TRANSACTIONS:*
  Proceeds from shares sold                              28,428,269      8,583,142      25,936,916      10,416,809
  Net asset value of shares issued for
  reinvestment of distributions                           8,605,301      1,767,780      12,685,786       2,325,321
							 37,033,570     10,350,922      38,622,702      12,742,130
    Cost of shares repurchased                          (28,063,464)    (9,107,392)    (40,186,981)    (15,006,959)
    Net increase (decrease) from capital
    share transactions                                    8,970,106      1,243,530      (1,564,279)     (2,264,829)
      Total increase (decrease) in net assets            20,256,418      2,684,014     (21,730,119)     (5,986,977)
NET ASSETS:
    Beginning of year                                   140,393,937     30,468,234     162,124,056      36,455,211
    End of year (including undistributed
    net investment income of $259,884 [L]
    and $-- [S] in 1995 and 1994)                    $  160,650,355 $   33,152,248   $ 140,393,937 $    30,468,234

Shares issued and repurchased:
    Number of shares sold                                18,628,982        881,030      16,757,796       1,034,050
    Number of shares issued for
    reinvestment of distributions                         5,616,146        181,863       8,086,634         233,819
							 24,245,128      1,062,893      24,844,430       1,267,869
    Number of shares repurchased                        (18,376,617)      (943,557)    (25,961,874)     (1,517,422)
     Net increase (decrease)                              5,868,511        119,336      (1,117,444)       (249,553)

Distributions to shareholders:
    Income dividends per share                       $        .1076 $       .7257    $       .1075 $         .6936
    Capital gains distribution per share             $         _    $        _       $       .0505 $         .1509


NOTES TO FINANCIAL STATEMENTS

1. SIGNIFICANT ACCOUNTING POLICIES:
The Trust is registered under the Investment Company Act of 1940, as amended, as a diversified open-end management investment company of the Series type. Its shares are currently issued in two Series with each Series, in effect, representing a separate Fund. The Trust is required to account for the assets of each Series separately and to allocate general liabilities of the Trust to each Series based upon the net asset value of each Series. The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements.

A. Security Valuation _ Debt securities (other than short-term obligations), including listed issues, are valued at market on the basis of valuations provided by an independent pricing service or by utilizing matrix pricing techniques. Short-term obligations are valued at amortized cost, which constitutes fair value as determined by the Trust's Board of Trustees.

B. Federal and State Taxes _ It is the Trust's policy to comply with requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of each Series' taxable income to its shareholders. Therefore, no provision for federal or state tax is required. At November 30, 1995, Portfolio L and S have an accumulated net realized loss on sales of investments for federal income tax purposes of $3,641,687 (expiring $3,218,360 in 2002 and $423,327 in 2003) and $1,501,237 (expiring
$1,112,752 in 2002 and $388,485 in 2003), respectively, which are available to offset future taxable gains.

C. Other _ Security transactions are accounted for on the date the securities are purchased or sold. Distributions to shareholders are recorded on the ex-dividend date. Realized gains and losses from investment transactions and unrealized appreciation and depreciation of investments are reported on the identified cost basis. Discounts and premiums on securities are generally not amortized.

2. MANAGEMENT FEES:
Management fees for services which include administration, trustees' and agents' compensation and all other operating expenses of the Trust except the cost of acquiring and disposing of portfolio securities, the taxes, if any, imposed directly on the Trust and its shares and the cost of qualifying the Trust's shares for sale in any jurisdiction are paid to Jones & Babson, Inc. These fees are based on average daily net assets of Portfolio L and Portfolio S, at the annual rate of .95 of 1%, except during the five years ended November 30, 1995, when the fee for Portfolio S was reduced to an annual rate of .65 of 1% of the average daily net asset value of the portfolio. Certain officers and/or trustees of the Trust are officers and/or directors of Jones & Babson, Inc.

3. INVESTMENT TRANSACTIONS:
Investment transactions for the year ended November 30, 1995 (excluding maturities of short-term commercial notes and repurchase agreements) are as follows:
Portfolio L
	Purchases               $ 79,540,517
	Proceeds from sales             71,286,514
Portfolio S
	Purchases               $ 17,836,784
	Proceeds from sales             16,749,034

FINANCIAL HIGHLIGHTS
PORTFOLIO L
Condensed data for a share of capital stock outstanding throughout each year.

						  Years Ended November 30,
					       1995       1994    1993     1992   1991
Net asset value, beginning of year            $  1.47  $  1.67  $  1.62  $  1.60  $  1.53
Income from investment operations:
 Net investment income                           .108     .108     .116     .124     .130
 Net gains or losses on securities
 (both realized and unrealized)                  .110    (.149)    .061     .020     .071
   Total from investment operations              .218    (.041)    .177     .144     .201

 Less distributions:
  Dividends from net investment income          (.108)   (.108)   (.116)   (.124)   (.131)
  Distributions from capital gains                 _     (.051)   (.011)      _        _
    Total distributions                         (.108)   (.159)   (.127)   (.124)   (.131)
Net asset value, end of year                 $   1.58  $  1.47  $  1.67  $  1.62  $  1.60

Total return                                      15%     (3)%      11%       9%      14%


Ratios/Supplemental Data
Net assets, end of year (in millions)        $    161  $   140   $  162  $   142  $   114
Ratio of expenses to average net assets          .97%     .97%     .98%     .99%     .98%
Ratio of net investment income to average
net assets                                      7.06%    6.95%    7.00%    7.67%    8.42%
Portfolio turnover rate                           50%      40%      80%      54%      75%


FINANCIAL HIGHLIGHTS
Condensed data for a share of capital stock outstanding throughout each year.

PORTFOLIO S
							Years Ended November 30,
						  1995    1994    1993    1992    1991
Net asset value, beginning of year              $  9.43  $10.48  $10.33  $10.30  $  9.85

Income from investment operations:
  Net investment income                            .726    .694    .718    .753     .808
  Net gains or losses on securities
  (both realized and unrealized)                   .470   (.899)   .207    .054     .450
    Total from investment operations              1.196   (.205)   .925    .807    1.258

 Less distributions:
  Dividends from net investment income            (.726)  (.694)  (.718)  (.753)   (.808)
  Distributions from capital gains                _       (.151)  (.057)  (.024)    _
    Total distributions                           (.726)  (.845)  (.775)  (.777)   (.808)
Net asset value, end of year                    $  9.90  $ 9.43  $10.48  $10.33  $ 10.30

Total return                                        13%    (2)%      9%      8%      13%

Ratios/Supplemental Data
Net assets, end of year (in millions)           $    33  $   30  $   36  $   31  $    14
Ratio of expenses to average net assets            .67%    .67%    .68%    .67%     .66%
Ratio of net investment income to
average net assets                                7.47%   7.02%   6.80%   7.22%    7.98%
Ratio of expenses to average net assets before
voluntary reduction of management fee              .97%    .97%    .98%    .97%     .96%
Portfolio turnover rate                             57%     42%    147%     47%      60%


REPORT OF ERNST & YOUNG LLP
INDEPENDENT AUDITORS

The Board of Trustees and Shareholders of
D.L. Babson Bond Trust:

We have audited the accompanying statement of assets and liabilities, including the statements of net assets, of D.L. Babson Bond Trust (comprised of Portfolio L and Portfolio S) as of November 30, 1995, the related statements of operations for the year then ended, changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments owned as of November 30, 1995, by correspondence with the custodian. As to securities relating to uncompleted transactions, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the portfolios comprising the D.L. Babson Bond Trust at November 30, 1995, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with generally accepted accounting principles.



Kansas City, Missouri
December 28, 1995


This report has been prepared for the information of the Shareholders of D.L. Babson Bond Trust and is not to be construed as an offering of the shares of the Fund. Shares of this Fund and of the other Babson Funds are offered only by the Prospectus, a copy of which may be obtained from Jones & Babson, Inc.